Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000009596 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000009596 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000009596 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009596 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009596 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009596 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009596 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000009596 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000009596 | Intuit, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009596 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000009596 | Electronic Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000009596 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000009596 | Retail Trade
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009596 | Producer Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000009596 | Health Technology
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009596 | Finance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009596 | Health Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009596 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009596 | Consumer Non-Durables
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009596 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009596 | Taxable Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000009596 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009596 | U.S. Treasury / Federal Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000009596 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000009596 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009596 | Equities
Holdings [Line Items]
Percent of Net Asset Value	64.10%
C000009596 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000009600 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000009600 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000009600 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009600 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000009600 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009600 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009600 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009600 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000009600 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009600 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000009600 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000009600 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000009600 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000009600 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000009600 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000009600 | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000009600 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000009600 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000009600 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009600 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000033658 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033658 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033658 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033658 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000033658 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033658 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033658 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033658 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033658 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033658 | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033658 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000033658 | Software
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000033658 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000033658 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000033658 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000033658 | Internet & Direct Marketing Retail
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033658 | Multi-Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033658 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033658 | Household Products
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033658 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000069003 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069003 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000069003 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069003 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069003 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000069003 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069003 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069003 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069003 | AstraZeneca, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069003 | BAE Systems, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069003 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000069003 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000069003 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000069003 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000069003 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069003 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000069003 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000069003 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069003 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000069003 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000069003 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000069003 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000069003 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000069003 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000069003 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069003 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069003 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069003 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069003 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069003 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071096 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071096 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000071096 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000071096 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000071096 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000071096 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071096 | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071096 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071096 | AstraZeneca, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071096 | BAE Systems, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071096 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000071096 | Software
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000071096 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000071096 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000071096 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071096 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000071096 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000071096 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071096 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071096 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000071096 | United States
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C000071096 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000071096 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000071096 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000071096 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000071096 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071096 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071096 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000071096 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000071096 | France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000170242 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000170242 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170242 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170242 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170242 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170242 | AstraZeneca, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170242 | Trane Technologies, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170242 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170242 | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170242 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170242 | Software
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000170242 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000170242 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000170242 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170242 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170242 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000170242 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000170242 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000170242 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000170242 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000170242 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000170242 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170242 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000170242 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170242 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170242 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000170242 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170242 | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170242 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000170243 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000170243 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170243 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000170243 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000170243 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170243 | AstraZeneca, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170243 | Trane Technologies, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000170243 | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170243 | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000170243 | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000170243 | Software
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000170243 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000170243 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000170243 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170243 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170243 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000170243 | Building Products
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000170243 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000170243 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000170243 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.40%
C000170243 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000170243 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000170243 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000170243 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170243 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000170243 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000170243 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000170243 | France
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000170243 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153295 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153295 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153295 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153295 | Chord Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153295 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153295 | Addus HomeCare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153295 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153295 | Axis Capital Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Globant SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153295 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153295 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153295 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000153295 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000153295 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000153295 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000153295 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153295 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153295 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153296 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153296 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153296 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000153296 | Chord Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000153296 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000153296 | Addus HomeCare Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000153296 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000153296 | Axis Capital Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Crane Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Globant SA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000153296 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000153296 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000153296 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000153296 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000153296 | Trading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000153296 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000153296 | Construction & Engineering
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000153296 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000153296 | Containers & Packaging
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009598 | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000009598 | KBR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009598 | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000009598 | Chord Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009598 | Northern Oil & Gas, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009598 | TFI International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000009598 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009598 | PTC, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009598 | Altair Engineering, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009598 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009598 | Software
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000009598 | Health Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000009598 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000009598 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009598 | Road & Rail
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000009598 | Commercial Services & Supplies
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000009598 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000009598 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000009598 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000009598 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000009595 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000009595 | Shell, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009595 | AstraZeneca, PLC, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009595 | BAE Systems, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009595 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000009595 | Schneider Electric SE
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000009595 | Novo Nordisk A/S, ADR
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000009595 | Partners Group Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000009595 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009595 | London Stock Exchange Group, PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000009595 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000009595 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000009595 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000009595 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000009595 | Professional Services
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000009595 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000009595 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000009595 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009595 | Distributors
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009595 | Household Durables
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000009595 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000009595 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000009595 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000009595 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009595 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009595 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000009595 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009595 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000009595 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000009595 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000009597 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009597 | Taiwan Semiconductor Co.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000009597 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000009597 | iShares MSCI India ETF
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000009597 | Tencent Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000009597 | DBS Group Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000009597 | HDFC Bank, Ltd., ADR
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009597 | Naspers, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000009597 | Southern Copper Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009597 | Bid Corp., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000009597 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000009597 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000009597 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000009597 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000009597 | 0
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000009597 | Interactive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000009597 | Food & Staples Retailing
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000009597 | Broadline Retail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000009597 | Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000009597 | United States
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000009597 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000009597 | China
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000009597 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000009597 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000009597 | India
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000009597 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000009597 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000009597 | Peru
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000009597 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.50%